OTHER ASSETS (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
OTHER ASSETS.
Advance payment to third party companies		$ 0	$ 1,839	$ 872
Account receivable	$ 261,852
Other receivables	349,793	770,985	2,053,068	1,922,667
Other Assets	$ 611,645	$ 770,985	$ 2,054,907	$ 2,106,321